Short-Term Loans from Banks and Others (Details) - Schedule of composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Short-Term Loans from Banks and Others (Details) - Schedule of composition [Line Items]
Total Short-term loan	$ 1,657	$ 1,138	$ 884
Due to banks [Member]
Short-Term Loans from Banks and Others (Details) - Schedule of composition [Line Items]
Interest rate %	Prime plus 2.5% Prime plus 3.5%
Linkage basis	NIS
Total Short-term loan			884
Due to others [Member]
Short-Term Loans from Banks and Others (Details) - Schedule of composition [Line Items]
Linkage basis	RMB
Total Short-term loan	$ 1,657